PROPERTY, PLANT AND EQUIPMENT - Depreciation expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Depreciation and amortisation expense
Depreciation expenses	¥ 7,499,322	¥ 6,554,775	¥ 6,590,248
Ownership certificates of buildings
Net carrying value		95,627,577	90,371,571	$ 15,445,185	¥ 106,193,369
Interest attributable to the construction of property, plant and equipment
Interest expenses arising from borrowings attributable to the construction of property, plant and equipment	¥ 518,000	344,000	¥ 414,000
Additional information
Carrying value of temporarily idle property, plant and equipment		2,530,000			675,000
Property, plant and equipment		¥ 5,799,013			4,168,239
Minimum
Interest attributable to the construction of property, plant and equipment
Capitalization rate during the year	4.54%	4.41%	3.85%
Maximum
Interest attributable to the construction of property, plant and equipment
Capitalization rate during the year	7.00%	8.00%	6.00%
Cost of sales
Depreciation and amortisation expense
Depreciation expenses	¥ 7,291,380	¥ 6,387,773	¥ 6,399,010
General and administrative expenses
Depreciation and amortisation expense
Depreciation expenses	201,337	160,076	181,708
Selling and distribution expenses
Depreciation and amortisation expense
Depreciation expenses	¥ 6,605	6,926	9,530
Accumulated amortization and impairment
Ownership certificates of buildings
Net carrying value		(67,798,800)			(70,271,193)
Buildings
Ownership certificates of buildings
Net carrying value		32,288,223	27,918,175		38,849,351
Buildings | Accumulated amortization and impairment
Ownership certificates of buildings
Net carrying value		(16,702,332)			(17,771,643)
Ownership certificates of buildings
Ownership certificates of buildings
Net carrying value		¥ 6,942,000			¥ 5,639,000
Carrying value to total asset value (as a percent)		0.0347		0.0281	0.0281
Machinery
Ownership certificates of buildings
Net carrying value		¥ 52,784,696	45,522,495		¥ 53,695,930
Additional information
Fixed assets held under finance leases		9,955,000			10,678,000
Machinery | Accumulated amortization and impairment
Ownership certificates of buildings
Net carrying value		(48,220,581)			(49,912,562)
Construction in progress
Ownership certificates of buildings
Net carrying value		9,883,125	¥ 16,174,232		12,980,261
Additional information
Fixed assets held under finance leases		100,000			112,000
Construction in progress | Accumulated amortization and impairment
Ownership certificates of buildings
Net carrying value		(111,998)			(112,387)
Machinery and construction in progress held under finance leases | Accumulated amortization and impairment
Additional information
Fixed assets held under finance leases		¥ 1,908,000			¥ 2,011,000